Additional information on the consolidated statements of loss	12 Months Ended
Dec. 31, 2019
Additional Information On Consolidated Statements Of Loss Abstract
Additional information on the consolidated statements of loss [Text Block]

25. Additional information on the consolidated statements of loss

	2019	2018
	$	$
Revenues

Royalty interests	97,146	92,110
Stream interests	42,976	35,457
Offtake interests	252,477	362,905
	392,599	490,472

Cost of sales

Royalty interests	272	245
Stream interests	13,437	13,181
Offtake interests	249,172	357,879
	262,881	371,305

Operating expenses by nature

Impairment of assets	243,576	166,316
Depletion and depreciation	48,270	52,786
Employee benefit expenses (see next page)	20,701	14,015
Professional fees	3,453	3,827
Travel expenses	1,108	1,363
Communication and promotional expenses	1,006	1,166
Rent and office expenses	828	1,704
Public company expenses	822	639
Gain on disposal of stream and offtake interests	(7,636)	(9,094)
Cost recoveries from associates	(595)	(677)
Other expenses	1,411	653
	312,944	232,698
Employee benefit expenses

Salaries and wages	15,122	12,705
Share-based compensation	8,328	5,791
Cost recoveries from associates	(2,749)	(4,481)
	20,701	14,015

	2019	2018
	$	$
Other gains (losses), net

Change in fair value of financial assets at fair value through profit and loss	(1,089)	(7,837)
Net gain (loss) on dilution of investments in associates	(3,687)	1,545
Net gain on acquisition of investments(i)	1,006	1,934
Net gain (loss) on disposal of investments(ii)	(27,391)	6,956
Impairment of an investment in an associate (Note 12)	(12,500)	-
Impairment of other assets	(4,724)	-
	(48,385)	2,598

(i) Represents changes in the fair value of the underlying investments between the respective subscription dates and the closing dates.

(ii) In 2019, the net loss on disposal of investments includes the net losses realized on the deemed disposal of associates (Note 12). In 2018, the net gain on disposal of investments includes the gain realized on the deemed disposal of the Dalradian shares (Note 13).